CONVERTIBLE NOTES PAYABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk -free interest rate	1.40%	0.79%
Expected stock volatility	47.00%	48.00%
Time to expiration (years)	5 years	5 years
Fair value of common stock	$ 0.20	$ 1.00
Expected dividends	$ 0.00	$ 0.00